Note 18 - Costs of Sales - Schedule of Costs of Sales (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Direct costs of sales	€ (12,706)	€ (11,161)	€ (11,659)
Indirect costs of sales	(8,232)	(8,039)	(6,809)
Total costs of sales	€ (20,938)	€ (19,200)	€ (18,468)